Document and Entity Information Document	Sep. 29, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 29, 2026
Entity Registrant Name	CARMAX, INC.
Entity Central Index Key	0001170010
Amendment Flag	false
Entity Incorporation, State or Country Code	VA
Entity File Number	1-31420
Entity Tax Identification Number	54-1821055
Entity Address, Address Line One	12800 Tuckahoe Creek Parkway
Entity Address, City or Town	Richmond,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23238
City Area Code	804
Local Phone Number	747-0422
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	KMX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false